Leases (Details) - Schedule of Operating Leases - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Leases [Abstract]
Operating lease right-of-use assets		$ 3,309	$ 6,641
Operating lease liabilities, current		3,309	$ 3,242
Total operating lease liabilities		$ 3,309
Weighted-average remaining lease term		1 year
Weighted-average discount rate		4.80%
Operating lease cost		$ 3,393
Cash paid for operating leases		$ 3,167